ENTITY-WIDE DISCLOSURE (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of Net Sales by Geographic Area

1)Net sales by geographic area were as follows:

	Year ended December 31
	2022	2021	2020
United States	298,612	237,263	149,488
Europe	49,274	36,588	15,881
Other	106,385	83,714	40,738
Total sales:	454,271	357,565	206,107

Schedule of Net Sales by Technology	2)Net sales based on products' technology were as follows:
	Year ended December 31
	2022	2021	2020
	%	%	%
Minimal-Invasive	81	72	62
Hands-Free	10	20	32
Non-Invasive	9	8	6
	100	100	100

Schedule of Changes in Contract Liabilities

3)The changes in contract liabilities are as follows:

	Year ended December 31
	2022	2021
Balance as of January 1	16,556	13,888
Increases due to issuance of new contracts, excluding amounts recognized as revenue during the period	14,987	14,527
Revenue recognized that was included in the contract liability balance at the beginning of the period	(13,786)	(11,859)
Balance as of December 31	17,757	16,556
Contract liability presented in non-current liabilities (1)	3,959	2,751
Contract liability presented in current liabilities	13,798	13,805

(1)	As of December 31, 2022, non-current deferred revenue is estimated to be recognized as following: 82% in year 2024 and the rest in year 2025-2026.

Schedule of Long-Lived Assets
	December 31
	2022	2021
Israel	3,911	3,747
United States	5,938	2,996
Other	2,095	350
	11,944	7,093